Loans and Allowance for Losses and Concentrations of Credit Risk - Certain Loans Acquired in Transfer (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, impaired, loans past due period, minimum	90 days
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Other-than-Temporary Impairment Charges, During the Period	$ 477	$ 4,774	$ 3,845
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses, Decreases	949	997	714
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	32,838	41,737	35,773
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	29,613	33,798	29,461
Long-Term Standby Purchase Commitments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Balance During Period	37	8,091	14,192
Long-Term Standby Purchase Commitments [Member] | Farm & Ranch Guaranteed Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Number Defaulted		15
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period, Contractually Required Payments Receivable at Acquisition, During the Period	6,907	17,432	21,715
Long-Term Standby Purchase Commitments and Farmer Mac Guaranteed Securities [Member] | Farm & Ranch Guaranteed Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Number Defaulted	11		20
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Balance During Period	6,704	17,024	21,663
Farmer Mac Guaranteed Securities [Member] | Farm & Ranch Guaranteed Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Balance During Period	$ 6,667	$ 8,933	$ 7,471
Alternate minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, impaired, loans past due period, minimum	120 days